Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net profit / (loss)	€ (665.3)	€ 930.3	€ 9,434.4
Income taxes	(12.4)	255.8	3,519.7
Profit / (Loss) before tax	(677.7)	1,186.1	12,954.1
Adjustments to reconcile profit before tax to net cash flows:
Depreciation and amortization of property, plant, equipment, intangible assets and right-of-use assets	298.0	183.4	123.3
Share-based payment expenses	100.9	51.4	108.6
Net foreign exchange differences	(109.5)	(298.0)	625.5
(Gain) / Loss on disposal of property, plant and equipment	(0.3)	3.8	0.6
Finance income excluding foreign exchange differences	(648.5)	(519.6)	(265.3)
Finance expense excluding foreign exchange differences	27.4	7.9	18.9
Government grants	(31.5)	2.4	0.3
Unrealized (gain) / loss on derivative instruments at fair value through profit or loss	4.6	175.5	(241.0)
Working capital adjustments:
Decrease in trade and other receivables, contract assets and other assets	387.7	5,374.0	4,369.9
Decrease in inventories	74.5	81.9	62.9
Increase in trade payables, other financial liabilities, other liabilities, contract liabilities, refund liabilities and provisions	758.4	118.9	85.7
Interest received and realized gains from cash and cash equivalents	474.9	258.2	29.3
Interest paid and realized losses from cash and cash equivalents	(13.5)	(5.4)	(21.5)
Income tax paid	(389.2)	(482.9)	(4,222.1)
Share-based payments	(154.5)	(766.2)	(51.8)
Government Grants Received	106.0	0.0	0.0
Net cash flows from operating activities	207.7	5,371.4	13,577.4
Investing activities
Purchase of property, plant and equipment	(286.5)	(249.4)	(329.2)
Proceeds from sale of property, plant and equipment	1.2	(0.7)	0.6
Purchase of intangible assets and right-of-use assets	(165.8)	(455.4)	(34.1)
Acquisition of subsidiaries and businesses, net of cash acquired	0.0	(336.9)	0.0
Investment in other financial assets	(12,370.3)	(7,128.4)	(47.8)
Proceeds from maturity of other financial assets	10,740.2	1,216.3	375.2
Net cash flows used in investing activities	(2,081.2)	(6,954.5)	(35.3)
Financing activities
Proceeds from issuance of share capital and treasury shares, net of costs	0.0	0.0	110.5
Proceeds from loans and borrowings	0.0	0.3	0.8
Repayment of loans and borrowings	(2.3)	(0.1)	(18.8)
Payments related to lease liabilities	(43.6)	(40.3)	(41.1)
Share repurchase program	0.0	(738.5)	(986.4)
Dividends	0.0	0.0	(484.3)
Net cash flows used in financing activities	(45.9)	(778.6)	(1,419.3)
Net increase / (decrease) in cash and cash equivalents	(1,919.4)	(2,361.7)	12,122.8
Change in cash and cash equivalents resulting from exchange rate differences	14.8	(14.5)	60.1
Change in cash and cash equivalents resulting from other valuation effects	2.8	164.8	(0.5)
Cash and cash equivalents at the beginning of the period	11,663.7	13,875.1	1,692.7
Cash and cash equivalents as of December 31	€ 9,761.9	€ 11,663.7	€ 13,875.1